Unaudited Pro Forma Condensed Consolidated Balance Sheets (Parenthetical) - shares		Sep. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Units, issued (in shares)	[1]	8,443,516	7,510,186
Units, outstanding (in shares)	[1]	8,443,516	7,510,186

[1]	Amounts adjusted for the Reverse Split on July 17, 2023.